UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sage Asset Management, LP
Address: 500 Fifth Avenue
         Suite 930
         New York, NY  10110

13F File Number:  028-05821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry G. Haimes
Title:     Co-Portfolio Manager
Phone:     (212) 521-0908

Signature, Place, and Date of Signing:

 /s/   Barry G. Haimes     New York, NY     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $80,531 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     1151   161700 SH       SOLE                   161700        0        0
APPLE INC                      COM              037833100     3791     9360 SH       SOLE                     9360        0        0
APPLE INC                      COM              037833100     5752    14200 SH  CALL SOLE                    14200        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6394  1150000 SH  CALL SOLE                  1150000        0        0
BOISE INC                      COM              09746Y105     1299   182400 SH       SOLE                   182400        0        0
CBS CORP NEW                   CL B             124857202     1620    59700 SH       SOLE                    59700        0        0
CELADON GROUP INC              COM              150838100     2380   201555 SH       SOLE                   201555        0        0
CITIGROUP INC                  COM NEW          172967424     1305    49600 SH       SOLE                    49600        0        0
COVANCE INC                    COM              222816100     1637    35800 SH       SOLE                    35800        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     2158   266800 SH       SOLE                   266800        0        0
DENBURY RES INC                COM NEW          247916208      371    24600 SH       SOLE                    24600        0        0
EGA EMERGING GLOBAL SHS TR     EGS INDIA SC ETF 268461811      233    20850 SH       SOLE                    20850        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     1857   172600 SH       SOLE                   172600        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     7424   690000 SH  CALL SOLE                   690000        0        0
GOOGLE INC                     CL A             38259P508     2196     3400 SH  CALL SOLE                     3400        0        0
GOOGLE INC                     CL A             38259P508     1098     1700 SH       SOLE                     1700        0        0
INDIA GLOBALIZATION CAP INC    COM              45408X100       29   100000 SH       SOLE                   100000        0        0
INTEL CORP                     COM              458140100     5578   230000 SH  PUT  SOLE                   230000        0        0
INTL PAPER CO                  COM              460146103     2273    76800 SH       SOLE                    76800        0        0
JPMORGAN CHASE & CO            COM              46625H100     7434   223600 SH       SOLE                   223600        0        0
KB HOME                        COM              48666K109      669    99600 SH       SOLE                    99600        0        0
MORGAN STANLEY                 COM NEW          617446448     2683   177300 SH       SOLE                   177300        0        0
PRICELINE COM INC              COM NEW          741503403     2771     5925 SH       SOLE                     5925        0        0
QUALCOMM INC                   COM              747525103     1690    30900 SH       SOLE                    30900        0        0
QUALITY DISTR INC FLA          COM              74756M102     1991   176990 SH       SOLE                   176990        0        0
RESEARCH IN MOTION LTD         COM              760975102      725    50000 SH  PUT  SOLE                    50000        0        0
ROCK-TENN CO                   CL A             772739207      280     4860 SH       SOLE                     4860        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     2486   151600 SH       SOLE                   151600        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     8275   230000 SH  PUT  SOLE                   230000        0        0
SWIFT TRANSN CO                CL A             87074U101      611    74100 SH       SOLE                    74100        0        0
UNITED CONTL HLDGS INC         COM              910047109     2370   125600 SH       SOLE                   125600        0        0